COMMITMENTS AND CONTINGENCIES - Percentage of Foreign Ownership (Details)	Dec. 31, 2017	Sep. 30, 2002	May 31, 2000
Commitments and Contingencies Disclosure
Maximum foreign ownership percentage of advertising companies in the PRC	100.00%
Maximum foreign ownership percentage of human resource services companies permitted in the PRC	70.00%
Tech JV
Commitments and Contingencies Disclosure
Percentage of foreign ownership in Tech JV		99.00%	98.00%